TRANSACTIONS WITH RELATED PARTIES (Details 5) - Executive	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
No. of executives	131	133	167
Director [Member]
Disclosure of transactions between related parties [line items]
No. of executives	11	11	13
Division Manager [Member]
Disclosure of transactions between related parties [line items]
No. of executives	12	13	17
Manager [Member]
Disclosure of transactions between related parties [line items]
No. of executives	108	109	137